SCHEDULE OF LEASE LIABILITIES IN FINANCIAL POSITION (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Lease Liabilities
Lease liabilities, current	$ 5,432	$ 7,421	$ 6,246
Lease liabilities, non-current	$ 5,025	6,865	9,208
Lease liabilities		$ 14,286	$ 15,454	$ 14,525